Contingencies - Indemnification assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance, beginning of period	R$ 8,624	R$ 9,191	R$ 14,801
Additions	4,592	2,905	85
Accrued interest	1,334	635	408
Realized	(4,078)	(3,395)	(2,878)
Reversals	(619)	(712)	(3,225)
Balance, End of period	9,853	8,624	9,191
Civil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance, beginning of period	595	799	1,068
Additions	1,051	10
Accrued interest	501	60	29
Realized	(433)	(119)	(86)
Reversals	(174)	(155)	(212)
Balance, End of period	1,540	595	799
Labor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance, beginning of period	8,029	8,392	13,733
Additions	3,541	2,895	85
Accrued interest	833	575	379
Realized	(3,645)	(3,276)	(2,792)
Reversals	(445)	(557)	(3,013)
Balance, End of period	R$ 8,313	R$ 8,029	R$ 8,392